Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 101.6%

Equity Funds — 73.5%
Active Stock Master Portfolio	$29,585,588	$29,585,588
BlackRock Advantage Emerging Markets Fund — Class K	708,557	5,760,572
BlackRock Tactical Opportunities Fund — Class K	154,034	2,067,139
International Tilts Master Portfolio	8,403,370	8,403,370
iShares Core MSCI EAFE ETF	41,681	2,079,465
iShares Developed Real Estate Index Fund — Class K	331,482	2,608,766
iShares MSCI EAFE Small-Cap ETF	50,645	2,270,416

		52,775,316

Security	Shares/ Investment Value	Value

Fixed Income Funds — 22.1%
Core Alpha Bond Master Portfolio	$10,387,975	10,387,975
iShares TIPS Bond ETF	28,632	3,376,285
Master Total Return Portfolio	2,084,197	2,084,197

		15,848,457

Short-Term Securities — 6.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	4,324,384	4,324,384

Total Affiliated Investment Companies — 101.6% (Cost — $80,777,175)		72,948,157

Liabilities in Excess of Other Assets — (1.6)%		(1,154,392)

Net Assets — 100.0%		$71,793,765

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$29,282,918	(b)	$302,670	(c)	$—		$29,585,588	$29,585,588	$126,310		$(350,143)	$(7,148,211)
BlackRock Advantage Emerging Markets Fund — Class K	495,913	(b)	212,644	(d)	—		708,557	5,760,572	—		—	(1,848,896)
BlackRock Cash Funds: Institutional, SL Agency Shares(e)	2,150,636	(b)	—		(2,150,636	)(f)	—	—	281	(g)	434	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,296,905	(b)	—		(1,972,521	)(c)	4,324,384	4,324,384	18,299		—	—
BlackRock Tactical Opportunities Fund — Class K	157,464	(b)	37,116	(h)	(40,546)		154,034	2,067,139	—		(42,476)	12,500
Core Alpha Bond Master Portfolio	$9,219,168	(b)	$1,168,807	(c)	$—		$10,387,975	10,387,975	74,478		281,522	(621,492)
International Tilts Master Portfolio	$9,205,092	(b)	$—		$(801,722	)(c)	$8,403,370	8,403,370	65,226		(616,643)	(2,056,456)
iShares Core MSCI EAFE ETF	—		41,681	(h)	—		41,681	2,079,465	—		—	(467,136)
iShares Developed Real Estate Index Fund — Class K	226,151	(b)	105,331	(d)	—		331,482	2,608,766	—		—	(899,082)
iShares MSCI EAFE Small-Cap ETF	33,451	(b)	17,194	(d)	—		50,645	2,270,416	—		—	(736,055)
iShares TIPS Bond ETF	28,542	(b)	6,713	(h)	(6,623	)(i)	28,632	3,376,285	4,468		19,516	38,732
Master Total Return Portfolio	$1,698,948	(b)	$385,249	(c)	$—		$2,084,197	2,084,197	28,262		34,810	(167,842)

								$72,948,157	$317,324		$(672,980)	$(13,893,938)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2035 Fund

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	As of period end, the entity is no longer held by the Fund.
(f)	Represents net shares/Investment value purchased (sold).
(g)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Represents shares purchased by the LifePath Dynamic Master Portfolio.
(i)	Represents shares sold by the Fund and the LifePath Dynamic Master Portfolio.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar
Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Topix Index	3	06/11/20	$391	$6,852
S&P/TSX 60 Index	11	06/18/20	1,273	(49,212)
10-Year U.S. Treasury Note	9	06/19/20	1,248	19,162
E-Mini MSCI EAFE Index	39	06/19/20	3,041	204,989
Euro Stoxx 50	11	06/19/20	333	29,211
MSCI Emerging Markets Index	17	06/19/20	716	12,141
Russell 2000 E-Mini Index	26	06/19/20	1,492	(144,133)

				$79,010

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2035 Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	479,559	EUR	421,700	Deutsche Bank AG	06/17/20	$13,114
USD	216,256	JPY	22,448,706	Morgan Stanley & Co. International PLC	06/17/20	6,801

						19,915

CAD	2,176,890	USD	1,590,453	Morgan Stanley & Co. International PLC	06/17/20	(42,473)
EUR	3,940,659	USD	4,501,984	Morgan Stanley & Co. International PLC	06/17/20	(143,205)
USD	358,139	EUR	323,910	Bank of America N.A.	06/17/20	(139)
USD	1,248,079	EUR	1,159,376	Bank of America N.A.	06/17/20	(34,312)

						(220,129)

	Net unrealized depreciation					$(200,214)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2035 Fund

Fair Value Hierarchy as of Period End - continued

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$18,162,643	$—	$—	$18,162,643
Short-Term Securities	4,324,384	—	—	4,324,384

Subtotal	$22,487,027	$—	$—	$22,487,027

Investments Valued at NAV(a)				50,461,130

Total Investments				$72,948,157

Derivative Financial Instruments(b)
Assets:
Equity contracts	$253,193	$—	$—	$253,193
Foreign currency exchange contracts	—	19,915	—	19,915
Interest rate contracts	19,162	—	—	19,162
Liabilities:
Equity contracts	(193,345)	—	—	(193,345)
Foreign currency exchange contracts	—	(220,129)	—	(220,129)

Total	$79,010	$(200,214)	$—	$(121,204)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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